UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Fixed Income Funds — 56.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	37,010	$384
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	19,746	197
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,362	10
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,522	66
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	7,703	79

Total Fixed Income Funds (Cost $737) ($ Thousands)		736

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	25,583	263
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,068	66
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,695	65

Total Multi-Asset Funds (Cost $380) ($ Thousands)		394

Equity Funds — 9.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	5,513	66

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,903	$53

Total Equity Funds (Cost $103) ($ Thousands)		119

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.840%**	65,782	66

Total Money Market Fund (Cost $66) ($ Thousands)		66

Total Investments — 100.2% (Cost $1,286) ($ Thousands) @		$1,315

Percentages are based on Net Assets of $1,312 ($ Thousands).
**	Rate shown is the 7-day effective yield as of September 30, 2017.

Cl — Class

@   At September 30, 2017 , the tax basis cost of the Fund’s investments was $1,286 ($ Thousands),and the unrealized appreciation and depreciation were $33 ($ Thousands) and $ (4) $ (Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$528	$26	$(167)	$(1)	$(2)	$384	$6
SEI Institutional Managed Trust Conservative Income Fund, CI Y	270	13	(86)	—	—	197	2
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	13	1	(5)	—	1	10	1
SEI Institutional Managed Trust Real Return Fund, CI Y	90	5	(29)	1	(1)	66	1
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	109	6	(37)	(1)	2	79	1
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	360	12	(118)	1	8	263	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	90	4	(31)	2	1	66	2
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	90	4	(27)	—	(2)	65	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	90	4	(35)	—	7	66	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	71	5	(28)	1	4	53	—
SEI Daily Income Trust Government Fund, CI F	90	4	(28)	—	—	66	—

Totals	$1,801	$84	$(591)	$3	$18	$1,315	$13

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	181,568	$1,885
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	56,597	529
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	37,612	398
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	132,261	1,323
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	68,219	499
SEI Institutional Managed Trust Real Return Fund, Cl Y	52,459	528
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	155,629	1,587

Total Fixed Income Funds (Cost $6,678) ($ Thousands)		6,749

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,417	396
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	218,807	2,247
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	72,950	794
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	77,243	659

Total Multi-Asset Funds (Cost $4,002) ($ Thousands)		4,096

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	121,507	$1,458
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	50,798	928

Total Equity Funds (Cost $2,144) ($ Thousands)		2,386

Total Investments — 100.2% (Cost $12,824) ($ Thousands) @		$13,231

Percentages are based on Net Assets of $13,202 ($ Thousands).

Cl — Class

@   At September 30, 2017, the tax basis cost of the Fund’s investments was $12,824 ($ Thousands), and the unrealized appreciation and depreciation were $437 ($ Thousands) and $ (30) ($ Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$1,999	$465	$(569)	$(5)	$(5)	$1,885	$25
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	561	127	(160)	—	1	529	6
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	422	82	(155)	2	47	398	3
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,402	319	(398)	—	—	1,323	10
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	529	134	(177)	1	12	499	23
SEI Institutional Managed Trust Real Return Fund, CI Y	561	130	(160)	—	(3)	528	7
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	1,688	377	(504)	(17)	43	1,587	27
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	422	86	(145)	(5)	38	396	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,384	478	(680)	1	64	2,247	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	841	185	(258)	2	24	794	19
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	702	179	(204)	(4)	(14)	659	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,542	305	(549)	5	155	1,458	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	980	205	(328)	8	63	928	9

Totals	$14,033	$3,072	$(4,287)	$(12)	$425	$13,231	$129

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	84,631	$879
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	43,362	405
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	38,298	405
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	83,622	612
SEI Institutional Managed Trust Real Return Fund, Cl Y	40,225	405
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	211,961	2,162

Total Fixed Income Funds (Cost $4,781) ($ Thousands)		4,868

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	201,415	2,026
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	131,541	1,351
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	62,089	676
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	79,051	674

Total Multi-Asset Funds (Cost $4,587) ($ Thousands)		4,727

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 29.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	169,212	$2,031
SEI Institutional Managed Trust Large Cap Fund, Cl Y	37,473	549
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	74,299	1,357

Total Equity Funds (Cost $3,485) ($ Thousands)		3,937

Total Investments — 100.2% (Cost $12,853) ($ Thousands) @		$13,532

        Percentages are based on Net Assets of $13,501 ($ Thousands).

Cl — Class

@   At September 30, 2017, the tax basis cost of the Fund’s investments was $12,853 ($ Thousands), and the unrealized appreciation and depreciation were $716 ($ Thousands) and $(37) ($ Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$897	$107	$(120)	$(1)	$(4)	$879	$11
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	414	46	(57)	—	2	405	4
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	414	37	(94)	3	45	405	3
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	624	76	(103)	2	13	612	27
SEI Institutional Managed Trust Real Return Fund, Cl Y	414	47	(54)	1	(3)	405	5
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,214	232	(315)	(13)	44	2,162	35
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,076	186	(396)	(20)	180	2,026	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,378	124	(188)	(2)	39	1,351	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	689	72	(106)	—	21	676	18
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	689	91	(89)	(1)	(16)	674	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,065	169	(417)	—	214	2,031	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	549	52	(121)	7	62	549	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,374	138	(255)	9	91	1,357	11

Totals	$13,797	$1,377	$(2,315)	$(15)	$688	$13,532	$117

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Equity Funds — 63.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	28,183	$348
SEI Institutional International Trust International Equity Fund, Cl Y	92,403	1,045
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	32,701	396
SEI Institutional Managed Trust Large Cap Fund, Cl Y	71,055	1,042
SEI Institutional Managed Trust Small Cap Fund, Cl Y	22,359	298

Total Equity Funds (Cost $2,536) ($ Thousands)		3,129

Multi-Asset Funds — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	97,998	986

Total Multi-Asset Funds (Cost $948) ($ Thousands)		986

Fixed Income Funds — 16.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	28,074	297

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	40,478	$296
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	23,774	242

Total Fixed Income Funds (Cost $781) ($ Thousands)		835

Total Investments — 100.2% (Cost $4,265) ($ Thousands) @		$4,950

        Percentages are based on Net Assets of $4,939 ($ Thousands).

Cl — Class

@   At September 30, 2017, the tax basis cost of the Fund’s investments was $4,265 ($ Thousands), and the unrealized appreciation and depreciation were $691 ($ Thousands) and $(6) ($ Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$328	$—	$(68)	$5	$83	$348	$—
SEI Institutional International Trust International Equity Fund, Cl Y	974	9	(134)	7	189	1,045	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	365	4	(21)	2	46	396	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	959	21	(64)	(1)	127	1,042	6
SEI Institutional Managed Trust Small Cap Fund, Cl Y	274	16	(10)	—	18	298	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	927	27	(43)	(3)	78	986	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	277	7	(20)	—	33	297	2
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	279	22	(11)	(1)	7	296	13
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	232	12	(6)	—	4	242	3

Totals	$4,615	$118	$(377)	$9	$585	$4,950	$24

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Fixed Income Funds — 35.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	44,625	$472
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	65,254	477
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	231,976	2,366

Total Fixed Income Funds (Cost $3,252) ($ Thousands)		3,315

Multi-Asset Funds — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	187,850	1,890
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	43,610	475
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	88,548	755

Total Multi-Asset Funds (Cost $3,079) ($ Thousands)		3,120

Equity Funds — 32.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	23,046	285
SEI Institutional International Trust International Equity Fund, Cl Y	84,310	954

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	39,480	$478
SEI Institutional Managed Trust Large Cap Fund, Cl Y	71,931	1,054
SEI Institutional Managed Trust Small Cap Fund, Cl Y	21,920	292

Total Equity Funds (Cost $2,573) ($ Thousands)		3,063

Total Investments — 100.2% (Cost $8,904) ($ Thousands) @		$9,498

        Percentages are based on Net Assets of $9,477 ($ Thousands).

Cl — Class

@   At September 30, 2017, the tax basis cost of the Fund’s investments was $8,904 ($ Thousands), and the unrealized appreciation and depreciation were $632 ($ Thousands) and $(38) ($ Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$403	$91	$(72)	$—	$50	$472	$3
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	406	118	(57)	—	10	477	19
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,024	571	(258)	(12)	41	2,366	35
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,614	404	(260)	(25)	157	1,890	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	403	112	(53)	—	13	475	11
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	645	196	(70)	(3)	(13)	755	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	245	50	(76)	3	63	285	—
SEI Institutional International Trust International Equity Fund, Cl Y	810	166	(188)	(1)	167	954	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	401	96	(72)	2	51	478	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	883	212	(160)	(11)	130	1,054	5
SEI Institutional Managed Trust Small Cap Fund, Cl Y	241	74	(40)	(1)	18	292	—

Totals	$8,075	$2,090	$(1,306)	$(48)	$687	$9,498	$73

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Equity Funds — 44.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,185	$508
SEI Institutional International Trust International Equity Fund, Cl Y	171,969	1,945
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	64,414	781
SEI Institutional Managed Trust Large Cap Fund, Cl Y	142,424	2,088
SEI Institutional Managed Trust Small Cap Fund, Cl Y	30,055	400

Total Equity Funds (Cost $4,782) ($ Thousands)		5,722

Multi-Asset Funds — 31.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	252,297	2,538
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	47,160	513
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	119,670	1,021

Total Multi-Asset Funds (Cost $4,046) ($ Thousands)		4,072

Fixed Income Funds — 23.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	59,971	634

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	88,165	$646
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	174,241	1,777

Total Fixed Income Funds (Cost $2,975) ($ Thousands)		3,057

Total Investments — 100.2% (Cost $11,803) ($ Thousands) @		$12,851

Percentages are based on Net Assets of $12,822 ($ Thousands).

Cl — Class

@   At September 30, 2017, the tax basis cost of the Fund’s investments was $11,803 ($ Thousands), and the unrealized appreciation and depreciation were $1,092 ($ Thousands) and $(44) ($ Thousands), respectively.

As of September 30, 2017 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$476	$77	$(172)	$6	$121	$508	$5
SEI Institutional International Trust International Equity Fund, Cl Y	1,764	314	(491)	1	357	1,945	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	692	154	(158)	4	89	781	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,846	413	(419)	(15)	263	2,088	11
SEI Institutional Managed Trust Small Cap Fund, Cl Y	347	108	(78)	—	23	400	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,353	458	(461)	(44)	232	2,538	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	468	122	(90)	—	13	513	14
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	936	256	(147)	(13)	(11)	1,021	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	587	119	(142)	(1)	71	634	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	590	160	(119)	(6)	21	646	27
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,651	427	(325)	(12)	36	1,777	28

Totals	$11,710	$2,608	$(2,602)	$(80)	$1,215	$12,851	$85

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2017	1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 31, 2017

By	/s/ James Hoffmayer
James Hoffmayer
Controller & CFO

Date: October 31, 2017